Investments in airport concessions - Master Development Plan (Details) - MXN ($) $ in Thousands		12 Months Ended
	Oct. 19, 2023	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2019	Dec. 04, 2012
Disclosure of detailed information about intangible assets [line items]
Potential investment in airport concession land reduction from donations		$ 283,728
Master Development Plan
Disclosure of detailed information about intangible assets [line items]
Master development program obligations using prior year values					$ 11,979,621
Master development program obligations using current year values			$ 16,918,914
Period for investments to Be deferred	24 months
Master development program obligations			4,776,683
Land acquired that may potentially be included as investment in airport concessions			694,390
Land acquired that was authorized to be included as investment in airport concessions						$ 386,538
Land potential investment in airport concession cost		$ 1,426,363	1,426,363	$ 1,426,363
Land acquired that represents an additional amount authorized to be included as investment in airport concessions						$ 77,306
2025 | Master Development Plan
Disclosure of detailed information about intangible assets [line items]
Master development program obligations			3,553,187
2024 | Master Development Plan
Disclosure of detailed information about intangible assets [line items]
Master development program obligations using current year values	$ 640,274
Master development program obligations			833,567
2025 | Master Development Plan
Disclosure of detailed information about intangible assets [line items]
Master development program obligations using current year values	583,222
Master development program obligations			$ 389,929
2026 | Master Development Plan
Disclosure of detailed information about intangible assets [line items]
Master development program obligations	833,567
2027 | Master Development Plan
Disclosure of detailed information about intangible assets [line items]
Master development program obligations	$ 389,929